EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EVENTS AFTER THE REPORTING PERIOD [Text Block]
24.	EVENTS AFTER THE REPORTING PERIOD

Subsequent to the reporting period, in February 2018, the Company settled 30,616 RSUs through the issuance of common shares. The market value of the issued shares was determined to be $1.57 per share, which was the closing price on the Toronto Stock Exchange on February 1, 2018, the day prior to the settlement date. There were 445,984 RSUs outstanding after this settlement.